INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Tax losses	$ (3,100,000)	$ (4,500,000)
Proceeds from the sale of prior unused net operating loss carryovers	391,756
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	21,126,000
Expiration of operating loss carry forwards	Jan. 01, 2032
New Jersey [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 14,306,000
Expiration of operating loss carry forwards	Jan. 01, 2032